Consolidated Statement of Stockholders' Equity - USD ($)	Class A Common Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance, beginning at Jun. 30, 2014	$ 142,933	$ 211,812,134	$ 51,681	$ (204,711,057)	$ 7,295,691
Balance, beginning, shares at Jun. 30, 2014	14,293,305
Issuance of common stock for:
Employee Stock Purchase Plan	$ 110	13,120			13,230
Employee Stock Purchase Plan, shares	10,978
Private placement of common stock	$ 9,308	1,112,746			1,122,054
Private placement of common stock, shares	930,790
Stock based compensation on stock options and restricted stock units		284,950			284,950
Foreign currency translation adjustment			(1,001)		(1,001)
Net income				(715,280)	(715,280)
Balance, ending at Jun. 30, 2015	$ 152,351	213,222,950	50,680	(205,426,337)	7,999,644
Balance, ending, shares at Jun. 30, 2015	15,235,073
Issuance of common stock for:
Exercise of warrants	$ 3,130	388,221			391,351
Exercise of warrants, shares	313,081
Employee Stock Purchase Plan	$ 99	22,804			22,903
Employee Stock Purchase Plan, shares	9,906
Exercise of RSU or options	$ 61	6,369			6,430
Exercise of RSU or options, shares	6,077
Cashless exercise of warrants	$ 268	(536)			(268)
Cashless exercise of warrants, shares	26,808
Settlement for Class E shares		(582)			(582)
Reclassification of warrant liability upon exercise		530,531			530,531
Stock based compensation on stock options and restricted stock units		491,860			491,860
Foreign currency translation adjustment			75,428		75,428
Net income				1,414,615	1,414,615
Balance, ending at Jun. 30, 2016	$ 155,909	$ 214,661,617	$ 126,108	$ (204,011,722)	$ 10,931,912
Balance, ending, shares at Jun. 30, 2016	15,590,945